Goodwill and Intangible Assets - Summary of Amortization Expense Related to Intangible Assets (Detail) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
2024	$ 3,396
2025	4,516
2026	4,516
2027	4,090
2028	2,451
Thereafter	4,086
Net Book Value	$ 23,055	$ 24,187	$ 28,702
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
2024		4,528
2025		4,516
2026		4,516
2027		4,090
2028		2,451
Thereafter		4,086
Net Book Value		24,187
Discontinued Operations [Member]
Finite-Lived Intangible Assets [Line Items]
2024		2,648,741
2025		2,679,576
2026		2,715,903
2027		2,690,449
2028		2,622,896
Thereafter		8,905,003
Net Book Value		$ 22,262,568